UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Contrarian Capital Management, L.L.C.

Address: 411 West Putnam Avenue
         Suite 225
         Greenwich, CT 06830


13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:

/s/ Jon R. Bauer              Greenwich, Connecticut            May 15, 2009
-----------------------      -------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $56,306
                                        (thousands)

List of Other Included Managers:

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2009


COLUMN 1                     COLUMN  2         COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------            --------------       ---------    --------  ------------------- ----------  -------- ---------------------
                                                             VALUE     SHRS OR   SH/ PUT/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS        CUSIP       (X$1000)   PRN AMT   PRN CALL DISCRETION  MANAGERS   SOLE    SHARED NONE
--------------            --------------       ---------    --------  ---------  --- ---- ----------  -------- --------- ------ ----
ALLEGHENY ENERGY INC          COM              017361106      2,931    126,500   SH         SOLE        NONE     126,500
AMERICAN WTR WKS CO INC NEW   COM              030420103      6,437    334,561   SH         SOLE        NONE     334,561
ANNALY CAP MGMT INC           COM              035710409      5,524    398,256   SH         SOLE        NONE     398,256
ASCENT MEDIA CORP             COM SER A        043632108        579     23,161   SH         SOLE        NONE      23,161
CIT GROUP INC                 UNIT 99/99/9999  125581405        409    145,100   SH         SOLE        NONE     145,100
DELTA AIR LINES INC DEL       COM NEW          247361702      7,916  1,405,994   SH         SOLE        NONE   1,405,994
DISCOVER FINL SVCS            COM              254709108        194     30,700   SH         SOLE        NONE      30,700
DR PEPPER SNAPPLE GROUP INC   COM              26138E109      3,162    187,000   SH         SOLE        NONE     187,000
FIDELITY NATIONAL FINANCIAL   CL A             31620R105      3,401    174,330   SH         SOLE        NONE     174,330
FIDELITY NATL INFORMATION SV  COM              31620M106      1,056     58,000   SH         SOLE        NONE      58,000
GENTEK INC                    COM NEW          37245X203        624     35,676   SH         SOLE        NONE      35,676
GMX RES INC                   COM              38011M108        197     30,334   SH         SOLE        NONE      30,334
HUDSON CITY BANCORP           COM              443683107      2,649    226,642   SH         SOLE        NONE     226,642
INTERNATIONAL COAL GRP INC N  COM              45928H106      1,888  1,172,717   SH         SOLE        NONE   1,172,717
LENDER PROCESSING SVCS INC    COM              52602E102      1,531     50,000   SH         SOLE        NONE      50,000
MIRANT CORP NEW               COM              60467R100        140     12,272   SH         SOLE        NONE      12,272
OWENS CORNING NEW             COM              690742101      2,724    301,305   SH         SOLE        NONE     301,305
PEOPLES UNITED FINANCIAL INC  COM              712704105      2,853    158,760   SH         SOLE        NONE     158,760
PROSHARES TR                  PSHS REAL ESTAT  74347R552        317      6,000   SH         SOLE        NONE       6,000
SPDR GOLD TRUST               GOLD SHS         78463V107      4,224     46,793   SH         SOLE        NONE      46,793
STAR SCIENTIFIC INC           COM              85517P101        492    115,000   SH         SOLE        NONE     115,000
U S G CORP                    COM NEW          903293405      3,764    494,615   SH         SOLE        NONE     494,615
WASHINGTON POST CO            CL B             939640108      2,910      8,149   SH         SOLE        NONE       8,149
WASTE MGMT INC DEL            COM              94106l109        384     15,000   SH         SOLE        NONE      15,000






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